Financial Instruments - Schedule of Carrying Value and Fair Value of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Variable-rate long-term debt, Carrying amount excluding debt discount	$ 110,938	$ 120,313
Variable-rate long-term debt, Fair value excluding debt discount	$ 111,424	$ 122,747